GENERAL	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:       GENERAL

a.
SharpLink Gaming Ltd. (formaly Mer Telemanagement Solutions Ltd.) (the "Company" or "MTS") was incorporated on December 27, 1995. The Company and its subsidiaries (the "Group") is a worldwide provider of telecom expense management (“TEM”), billing solutions and contact center software.

The Company's wholly-owned subsidiaries in the United States and Hong Kong, MTS IntegraTRAK Inc. and MTS Asia Ltd., act as marketing and customer service organizations in those countries.

The Company's shares listed for trade on the Nasdaq Capital Market under the symbol "SBET" (See also Note 6).

On September 6, 2018, the Company entered into a Securities Purchase Agreement (the "Alpha Capital SPA") with Alpha Capital Anstalt, an institutional investor (“Alpha Capital”, for the investment of $1,353 in a newly-created class of convertible preferred shares, and $188 in ordinary shares of the Company. The closing date of the Alpha Capital SPA was on October 31, 2018.

b.	Discontinued operations:

1.	In March 2009, the Company discontinued the operations of TABS Brazil Ltda. (“TABS Brazil”) its wholly owned subsidiary in Brazil.

2.
In June 2018, the Company discontinued the operations of Vexigo Ltd. (“Vexigo”) a wholly owned subsidiary in Israel, which was then sold to a third party. Vexigo, a privately-held Israeli-based software company supporting video advertising over the internet and mobile devices, was acquired by the Company in April 2015.

The results of the discontinued operations including prior periods' comparable results, assets and liabilities which have been retroactively included in discontinued operations as separate line items in the statements of income and balance sheets are presented below.

The summarized results of operations for Vexigo and TABS Brazil Ltd for the period ended June 30, 2021 and 2020, are as follows:

	Six months ended June 30,
	2021	2020
	Unaudited
Operating expenses (income)	$26	$31
Operating loss (income)	26	31
Financial expenses (income), net	3	(30)
Total net loss (income) from discontinued operations	$29	$1

 The major classes of assets and liabilities that were classified as discontinued operations were:

	Six months ended June 30,
	2021	2020
	Unaudited
Cash and cash equivalents	$180	$175
Property and equipment, net	-	3
Total assets of discontinued operations	180	178

Trade payables	329	333
Accrued expenses and other liabilities	170	155
Total liabilities of discontinued operations	$499	$488

c.
The Company has historically suffered recurring losses from its operating activities.

The Company incurred losses for the six months period ended June 30, 2021 and 2020, amounting to $994 and $661 and has accumulated deficit of $30,356 as of June 30, 2021.

In addition, the Company incurred negative cash flows from continuing operations of $629 for the six months period ended June 30, 2021.

Those factors raise substantial doubt about the Company's ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due.

The Company intends to finance operating costs over the next twelve months with existing cash on hand after reducing operating spend if needed. During 2018 - 2020, the Company implemented a substantive cost reduction mainly by employee’s layoff and reduced its lease expenses during the first quarter of 2019 and the second half of 2020. The Company searched for additional sources of financing and on April 15, 2021, the Company entered into a definitive agreement and Plan of Merger (the “Merger Agreement”) with SharpLink, Inc., a company incorporated under the laws of the State of Minnesota and a leading online technology company that works with sports leagues, fantasy sports sites and media companies to connect fans to relevant and timely betting content sourced from its sportsbook partners (“SharpLink”), and New SL Acquisition Corp., a company incorporated under the laws of the State of Delaware and a wholly-owned subsidiary of the Company (“Merger Sub”). Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, including approval of the transaction by the Company’s shareholders, Merger Sub will be merged with and into SharpLink (the “Merger”), with SharpLink surviving the Merger as a wholly-owned subsidiary of the Company. As a result of the transaction, the securityholders of SharpLink will own 86% of the Company’s securities, on a fully diluted and as-converted basis (inclusive of a stock option pool of 10% of the fully-diluted outstanding share capital of the Company). The Merger Agreement was approved by the Company’s shareholders at a meeting of shareholders that was held on July 21, 2021. For additional information, see Note 6.

The accompanying unaudited interim consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business. The unaudited interim consolidated financial statements for the period ended June 30, 2021, do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty to the Company's ability to continue as a going concern.